CONSOLIDATED STATEMENT OF CHANGES IN EQUITY € in Millions, $ in Millions	Total USD ($)	Share capital USD ($)	Share premium USD ($)	Capital contribution USD ($)	Foreign currency translation reserve USD ($)	Cash flow reserve USD ($)	Retained earnings USD ($)	Non-controlling interests USD ($)	EUR (€)	USD ($)
Beginning balance at Dec. 31, 2014	$ (2,128)		$ 571		$ 91	$ (3)	$ (2,787)	$ 3		$ (2,125)
Profit/(loss) for the year	(157)						(157)		€ (140)	(157)
Other comprehensive (expense)/income	127				80	1	46			127
Ending balance at Dec. 31, 2015	(2,158)		571		171	(2)	(2,898)	3		(2,155)
Profit/(loss) for the year	(74)						(74)		(67)	(74)
Other comprehensive (expense)/income	(138)				18	(35)	(121)			(138)
Contribution from parent	485			$ 485						485
Share issuance	7		7							7
Reduction in share premium			(304)				304
Dividend payment	(304)						(304)			(304)
Ending balance at Dec. 31, 2016	(2,182)		274	485	189	(37)	(3,093)	3		(2,179)
Profit/(loss) for the year	63						63		€ 54	63
Other comprehensive (expense)/income	(130)				(178)	5	43			(130)
Share re-organization		$ 23	(23)
Share issuance	323		323							323
Conversion of related party loan	716		716							716
Dividend payment	(165)						(165)			(165)
Non-controlling interest in disposed business								(2)		(2)
Ending balance at Dec. 31, 2017	$ (1,375)	$ 23	$ 1,290	$ 485	$ 11	$ (32)	$ (3,152)	$ 1		$ (1,374)